Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions	Sep. 30, 2024	Mar. 31, 2024
Derivative [Line Items]
Notional amounts of derivatives	¥ 2,362.5	¥ 2,167.6
Interest rate contracts
Derivative [Line Items]
Notional amounts of derivatives	2,010.0	1,812.8
Foreign exchange contracts
Derivative [Line Items]
Notional amounts of derivatives	338.1	340.7
Equity contracts
Derivative [Line Items]
Notional amounts of derivatives	5.0	5.0
Commodity contracts
Derivative [Line Items]
Notional amounts of derivatives	0.2	0.2
Credit derivatives
Derivative [Line Items]
Notional amounts of derivatives	5.6	5.3
Other
Derivative [Line Items]
Notional amounts of derivatives	¥ 3.6	¥ 3.6